BASIS OF PREPARATION (Tables)	12 Months Ended
Dec. 31, 2023
BASIS OF PREPARATION
Schedule of numerical impacts to the cashflows and income statments

	2023-original	2023-restated	2022–original	2022-restated	2021-original	2021-restated
Net cash generated from (used in) operating activities	3,831	(47,956)	13,409	(101,237)	(41,944)	(37,019)
Net cash (used in) generated from investing activities	(1,062)	50,804	(97,321)	17,325	(178,141)	(183,066)
Net Income (loss)	(35,033)	(34,637)	(240,246)	(228,961)	40,942	39,074